CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents	The company’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2021	2020
Cash	$405	$347
Short-term deposits	5	8
	$410	$355